Company financial information - Financial position (Details) € in Millions, $ in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Current assets
Related party receivables | $		$ 40
Cash and cash equivalents | $		614		$ 530		$ 784	$ 813
TOTAL ASSETS | $				7,936		8,626
Equity attributable to owners of the parent
Issued capital | $		23		23
Total equity attributable to owners of the parent	€ (187)	(216)	€ (1,319)	(1,510)	€ (1,149)	$ (1,375)
Non-current liabilities
Borrowings | $		5,815		$ 7,761
Current liabilities
Related party borrowings | $		$ 9
Ardagh Group S.A.
Non-current assets
Investments in subsidiary undertakings	2,484		1,809
Investment in material joint ventures	371
Total non-current assets	2,855		1,809
Current assets
Related party receivables	88		1
Cash and cash equivalents					€ 1
Total current assets	88		1
TOTAL ASSETS	2,943		1,810
Equity attributable to owners of the parent
Issued capital	22		22
Share Premium	1,092		1,092
Legal reserve	2		2
Capital contribution	431		431
Retained earnings	1,394		261
Total equity attributable to owners of the parent	2,941		1,808
Current liabilities
Other payables	2		2
Total current liabilities	2		2
TOTAL LIABILITIES	2		2
TOTAL EQUITY and LIABILITIES	€ 2,943		€ 1,810